Revenue - Disaggregation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 1,800,073	$ 1,862,925
Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,411,770	1,413,809
Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	377,296	370,277
Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	11,007	78,839
Fixed price Contracts Member | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	769,259	724,107
Fixed price Contracts Member | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	406,021	349,021
Fixed price Contracts Member | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	355,552	305,383
Fixed price Contracts Member | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	7,686	69,703
Market Price Contracts Member [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,030,814	1,138,818
Market Price Contracts Member [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,005,749	1,064,788
Market Price Contracts Member [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	21,744	64,894
Market Price Contracts Member [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	3,321	9,136
Americas [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	802,514	835,061
Americas [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	588,827	569,535
Americas [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	206,011	206,226
Americas [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	7,676	59,300
Europe [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	450,760	371,350
Europe [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	323,565	288,134
Europe [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	123,864	79,629
Europe [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	3,331	3,587
Asia [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	546,799	656,514
Asia [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	499,378	556,140
Asia [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	47,421	84,422
Asia [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 0	$ 15,952